Average Annual Total Returns - Invesco DWA SmallCap Momentum ETF	ETF InceptionDate	ETF 1Year	ETF 5Years	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Dorsey Wright® SmallCap Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 1Year	Dorsey Wright® SmallCap Technical Leaders Index (reflects no deduction for fees, expenses or taxes) 5Years	Dorsey Wright® SmallCap Technical Leaders Index (reflects no deduction for fees, expenses or taxes) SinceInception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Jul. 19, 2012	32.02%	15.11%	14.26%	31.91%	15.04%	14.19%	18.98%	12.17%	11.88%	32.56%	15.71%	14.89%	19.96%	13.26%	12.80%